Summary of Significant Accounting Policies (Detail Textuals)1 ¥ in Thousands, $ in Thousands				12 Months Ended
	Dec. 31, 2018 USD ($)	May 01, 2018	Apr. 04, 2018	Dec. 31, 2019 USD ($) segment	Dec. 31, 2019 CNY (¥) segment	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Summary of Significant Accounting Policies
Foreign exchange rate per US$1.00				6.9618				6.9618
Amount of restricted cash related to cash not yet disbursed				$ 146,535		¥ 1,583,178		¥ 1,020,151
Amount of cash held by banks as guarantee deposits paid on contracts and other restrictions				17,333		56,127		120,668
Maximum potential undiscounted future payment to make under guarantee obligation				435,326		2,938,661		¥ 3,030,654
Provision for financial guarantee liabilities				2,759	¥ 19,206	21,712	¥ 0
Research and development				11,730	81,664	139,318	100,966
Advertising costs				7,781	54,167	166,627	203,972
Amount of expenses for employee benefits				$ 15,478	¥ 107,754	181,798	137,902
Number of Reportable Segments | segment				1	1
Percentage of VAT - first rate		16.00%	17.00%	17.00%	17.00%
Percentage of VAT - second rate		10.00%	11.00%	6.00%	6.00%
Percentage of VAT - third rate				3.00%	3.00%
Amount of VAT paid				$ 48,964	¥ 340,877	¥ 330,116	¥ 267,970
Share split ratio				50	50
New accounting pronouncement or change in accounting principle, effect of change on revenue | $	$ 1,070,000